Long-Term Debt (Details of the Company's Credit Agreement) (Details) - Credit Agreement [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Available	$ 1,159,902	$ 1,193,502	$ 933,775
Amount drawn	$ 650,587	$ 614,705	$ 803,944
Commitment - rate applicable	0.09%	0.09%	0.09%
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Letter of credit	$ 39,511	$ 41,793	$ 112,281
SOFR [Member]
Line of Credit Facility [Line Items]
Margin rate for loans		0.10%
SOFR [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn		$ 391,000
Interest rate applicable		5.42%
Margin rate for loans		1.00%
SOFR [Member] | Term Loan Facility
Line of Credit Facility [Line Items]
Amount drawn	$ 650,000	$ 650,000
Interest rate applicable	5.77%	5.42%
Margin rate for loans		1.00%
LIBOR [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn			$ 631,000
Interest rate applicable			1.10%
Margin rate for loans			1.00%
LIBOR [Member] | Term Loan Facility
Line of Credit Facility [Line Items]
Amount drawn			$ 650,000
Interest rate applicable			1.10%
Margin rate for loans			1.20%
Base Rate [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn			$ 158,000
Interest rate applicable			3.25%
Margin rate for loans			0.00%
US Swing Line Loan [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn			$ 11,000
Interest rate applicable			3.25%
Margin rate for loans			0.00%
Canadian Bankers Acceptance Loan [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn	$ 210,587	$ 223,705	$ 3,944
Interest rate applicable	5.92%	5.74%	1.45%
Margin rate for loans		1.00%	1.00%